Financial Instruments - Summary of Long Term Notes Payable (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 7,306	$ 9,160
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	5,357	6,511
Notes payable [member] | Other Notes Payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 26	31
Notes payable [member] | CEMEX SAB de CV July 2031 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jan. 12, 2021
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,750
Rate	3.875%
Maturity date	Jul. 11, 2031
Long term borrowings	$ 1,741
Notes payable [member] | CEMEX SAB de CV July 2031 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,750
Notes payable [member] | CEMEX, S.A.B. de C.V. September 2030 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 17, 2020
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	5.20%
Maturity date	Sep. 17, 2030
Long term borrowings	$ 995	995
Notes payable [member] | CEMEX, S.A.B. de C.V. September 2030 Notes [Member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,000
Notes payable [member] | CEMEX, S.A.B. de C.V. November 2029 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Nov. 19, 2019
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	5.45%
Maturity date	Nov. 19, 2029
Long term borrowings	$ 994	993
Notes payable [member] | CEMEX, S.A.B. de C.V. November 2029 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,000
Notes payable [member] | CEMEX, S.A.B. de C.V. June 2027 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Jun. 05, 2020
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	7.375%
Maturity date	Jun. 05, 2027
Long term borrowings	$ 995	994
Notes payable [member] | CEMEX, S.A.B. de C.V. June 2027 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 1,000
Notes payable [member] | CEMEX, S.A.B. de C.V. April 2026 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 16, 2016
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,000
Rate	7.75%
Maturity date	Apr. 16, 2026
Repurchased amount	$ (1,000)
Long term borrowings		997
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2026 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Mar. 19, 2019
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 400
Rate	3.125%
Maturity date	Mar. 19, 2026
Long term borrowings	$ 454	487
Notes payable [member] | CEMEX, S.A.B. de C.V. March 2026 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 455
Notes payable [member] | CEMEX Materials LLC July 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Apr. 01, 2003
Issuer	CEMEX Materials LLC
Currency	Dollar
Principal amount	$ 150
Rate	7.70%
Maturity date	Jul. 21, 2025
Long term borrowings	$ 152	153
Notes payable [member] | CEMEX Materials LLC July 2025 Notes [member] | Cost [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 150
Notes payable [member] | CEMEX, S.A.B. de C.V. January 2025 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Sep. 11, 2014
Issuer	CEMEX, S.A.B. de C.V.
Currency	Dollar
Principal amount	$ 1,100
Rate	5.70%
Maturity date	Jan. 11, 2025
Repurchased amount	$ (1,100)
Long term borrowings		1,069
Notes payable [member] | CEMEX, SAB. de CV. December 2024 Notes [member]
Disclosure of detailed information about financial instruments [line items]
Date of issuance	Dec. 05, 2017
Issuer	CEMEX, S.A.B. de C.V.
Currency	Euro
Principal amount	$ 650
Rate	2.75%
Maturity date	Dec. 05, 2024
Repurchased amount	$ (650)
Long term borrowings		$ 792